Note 36 Transactions on behalf of third parties breakdown by concepts (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions on behalf of third parties [Line Items]
Financial instruments entrusted by third parties	€ 430,377	€ 352,139	€ 356,985
Conditional bills and other securities received for collection	12,125	11,738	10,795
Securities lending on behalf of third parties	6,397	3,223	2,605
Total transactions on behalf of third parties	€ 448,899	€ 367,100	€ 370,385